Cover	Mar. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-31361
Entity Registrant Name	BioDelivery Sciences International, Inc.
Entity Central Index Key	0001103021
Entity Tax Identification Number	35-2089858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4131 ParkLake Ave., Suite 225
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	582-9050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	BDSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false